SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Amount due from subsidiaries	$ 88,047,478	$ 83,986,853
Total current assets	458,216,933	500,049,660
Property, plant and equipment, net	226,799,680	223,624,186
Total assets	720,891,869	764,652,946
Current liabilities:
Total current liabilities	511,528,715	512,496,481
Total liabilities	821,382,964	809,039,391
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2013 and 2014)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(321,292,516)	(265,196,150)
Accumulated other comprehensive income	35,908,829	36,070,581
Total (deficit)	(99,989,916)	(43,731,798)
TOTAL LIABILITIES AND (DEFICIT)	720,891,869	764,652,946
Parent Company [Member]
Current assets:
Cash	115,557	401,680
Amount due from subsidiaries	79,521,658	79,100,696
Other receivables	68,235	221,884
Total current assets	79,705,450	79,724,260
Investments in subsidiaries	(179,395,255)	(123,416,770)
Property, plant and equipment, net	2,698	3,511
Total assets	(99,687,107)	(43,688,999)
Current liabilities:
Other liabilities	302,809	42,799
Total current liabilities	302,809	42,799
Total liabilities	302,809	42,799
Equity (deficit):
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2013 and 2014)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(321,691,379)	(265,196,150)
Accumulated other comprehensive income	36,307,692	36,070,581
Total (deficit)	(99,989,916)	(43,731,798)
TOTAL LIABILITIES AND (DEFICIT)	$ (99,687,107)	$ (43,688,999)